UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31
Date of reporting period: September 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON PARTNERS
VARIABLE FUNDAMENTAL VALUE PORTFOLIO
FORM N-Q
SEPTEMBER 30, 2007

Legg Mason Partners Variable Fundamental Value Portfolio
Schedule of Investments (unaudited)
September 30, 2007

Shares	Security	Value

COMMON STOCKS — 96.8%
CONSUMER DISCRETIONARY — 11.8%
Media — 8.8%
1,863,300	Interpublic Group of Cos. Inc. *	$19,341,054
279,100	News Corp., Class A Shares	6,137,409
1,376,300	News Corp., Class B Shares	32,191,657
1,170,650	Time Warner Inc.	21,493,134
842,300	Walt Disney Co.	28,966,697

	Total Media	108,129,951

Specialty Retail — 3.0%
780,300	Gap Inc.	14,388,732
536,500	Home Depot Inc.	17,404,060
158,170	Williams-Sonoma Inc.	5,159,506

	Total Specialty Retail	36,952,298

	TOTAL CONSUMER DISCRETIONARY	145,082,249

CONSUMER STAPLES — 6.5%
Food & Staples Retailing — 1.9%
10,971	FHC Delaware Inc. (a)(b)*	0
527,400	Wal-Mart Stores Inc.	23,021,010

	Total Food & Staples Retailing	23,021,010

Food Products — 3.2%
363,476	Kraft Foods Inc., Class A Shares	12,543,557
307,520	Unilever PLC	9,686,706
536,220	Unilever PLC, ADR	16,982,087

	Total Food Products	39,212,350

Household Products — 1.4%
251,800	Kimberly-Clark Corp.	17,691,468

	TOTAL CONSUMER STAPLES	79,924,828

ENERGY — 9.6%
Energy Equipment & Services — 4.4%
114,600	Baker Hughes Inc.	10,356,402
281,300	BJ Services Co.	7,468,515
143,200	GlobalSantaFe Corp.	10,886,064
320,700	Halliburton Co.	12,314,880
119,600	Schlumberger Ltd.	12,558,000

	Total Energy Equipment & Services	53,583,861

Oil, Gas & Consumable Fuels — 5.2%
289,500	Anadarko Petroleum Corp.	15,560,625
111,800	Chevron Corp.	10,462,244
75,200	ConocoPhillips	6,600,304
86,300	Devon Energy Corp.	7,180,160
124,100	Exxon Mobil Corp.	11,486,696
383,090	Williams Cos. Inc.	13,048,045

	Total Oil, Gas & Consumable Fuels	64,338,074

	TOTAL ENERGY	117,921,935

FINANCIALS — 17.2%
Capital Markets — 4.6%
39,400	Franklin Resources Inc.	5,023,500
346,100	Merrill Lynch & Co. Inc.	24,670,008
388,100	State Street Corp.	26,452,896

	Total Capital Markets	56,146,404

Consumer Finance — 1.3%
277,200	American Express Co.	16,457,364

See Notes to Schedule of Investments.

Legg Mason Partners Variable Fundamental Value Portfolio
Schedule of Investments (unaudited)(continued)
September 30, 2007

Shares	Security	Value

FINANCIALS — 17.2% (continued)
Diversified Financial Services — 5.1%
630,942	Bank of America Corp.	$31,717,454
685,156	JPMorgan Chase & Co.	31,393,848

	Total Diversified Financial Services	63,111,302

Insurance — 4.7%
145,620	Allied World Assurance Holdings Ltd.	7,559,134
217,400	American International Group Inc.	14,707,110
369,200	Chubb Corp.	19,803,888
327,015	CNA Surety Corp. *	5,765,275
102,900	Hartford Financial Services Group Inc.	9,523,395

	Total Insurance	57,358,802

Thrifts & Mortgage Finance — 1.5%
563,300	PMI Group Inc.	18,419,910

	TOTAL FINANCIALS	211,493,782

HEALTH CARE — 12.0%
Life Sciences Tools & Services — 0.5%
492,419	Enzo Biochem Inc. *	5,588,956

Pharmaceuticals — 11.5%
558,600	Abbott Laboratories	29,952,132
216,172	Bentley Pharmaceuticals Inc. *	2,697,826
212,700	Eli Lilly & Co.	12,109,011
311,700	GlaxoSmithKline PLC, ADR	16,582,440
324,200	Johnson & Johnson	21,299,940
227,400	Novartis AG, ADR	12,497,904
935,100	Pfizer Inc.	22,844,493
523,400	Wyeth	23,317,470

	Total Pharmaceuticals	141,301,216

	TOTAL HEALTH CARE	146,890,172

INDUSTRIALS — 12.9%
Aerospace & Defense — 6.3%
159,300	Boeing Co.	16,724,907
496,000	Honeywell International Inc.	29,497,120
490,700	Raytheon Co.	31,316,474

	Total Aerospace & Defense	77,538,501

Building Products — 0.3%
108,550	Simpson Manufacturing Co. Inc.	3,457,318

Electrical Equipment — 0.4%
98,500	Emerson Electric Co.	5,242,170

Industrial Conglomerates — 2.3%
696,800	General Electric Co.	28,847,520

Machinery — 3.6%
236,900	Caterpillar Inc.	18,580,067
83,600	Deere & Co.	12,407,912
250,600	Dover Corp.	12,768,070

	Total Machinery	43,756,049

	TOTAL INDUSTRIALS	158,841,558

INFORMATION TECHNOLOGY — 18.6%
Communications Equipment — 3.9%
695,200	Cisco Systems Inc. *	23,018,072
1,359,900	Motorola Inc.	25,198,947

	Total Communications Equipment	48,217,019

Computers & Peripherals — 1.8%
185,500	International Business Machines Corp. *	21,851,900
See Notes to Schedule of Investments.

Legg Mason Partners Variable Fundamental Value Portfolio
Schedule of Investments (unaudited)(continued)
September 30, 2007

Shares	Security	Value

Computers & Peripherals — 1.8% (continued)
42,500	Socket Communications Inc. *	$44,200

	Total Computers & Peripherals	21,896,100

Electronic Equipment & Instruments — 1.1%
370,700	Agilent Technologies Inc. *	13,671,416

Internet Software & Services — 1.7%
67,400	Bridgeline Software Inc. *	272,296
258,400	eBay Inc. *	10,082,768
321,100	VeriSign Inc. *	10,833,914

	Total Internet Software & Services	21,188,978

Semiconductors & Semiconductor Equipment — 8.0%
1,308,900	Applied Materials Inc.	27,094,230
444,900	Novellus Systems Inc. *	12,127,974
45,600	Samsung Electronics Co., Ltd., GDR (c)	14,307,000
1,577,204	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	15,961,304
708,200	Texas Instruments Inc.	25,913,038
91,191	Verigy Ltd. *	2,253,330

	Total Semiconductors & Semiconductor Equipment	97,656,876

Software — 2.1%
824,800	Microsoft Corp.	24,298,608
6,700	Sybase Inc. *	154,971
709,867	Wave Systems Corp., Class A *	1,306,155

	Total Software	25,759,734

	TOTAL INFORMATION TECHNOLOGY	228,390,123

MATERIALS — 5.6%
Chemicals — 2.8%
311,900	Dow Chemical Co.	13,430,414
430,200	E.I. du Pont de Nemours & Co.	21,320,712

	Total Chemicals	34,751,126

Metals & Mining — 1.5%
472,400	Alcoa Inc.	18,480,288

Paper & Forest Products — 1.3%
216,800	Weyerhaeuser Co.	15,674,640

	TOTAL MATERIALS	68,906,054

TELECOMMUNICATION SERVICES — 2.6%
Wireless Telecommunication Services — 2.6%
878,412	Vodafone Group PLC, ADR	31,886,356

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $880,951,995)	1,189,337,057

Face
Amount

SHORT-TERM INVESTMENT — 3.2%
Repurchase Agreement — 3.2%
$39,218,000	Interest in $282,678,000 joint tri-party repurchase agreement dated 9/28/07 with Merrill Lynch, Pierce, Fenner & Smith Inc., 4.750% due 10/1/07; Proceeds at maturity — $39,233,524; (Fully collateralized by various U.S. government agency obligations, 0.000% to 9.375% due 7/15/15 to 1/15/30; Market value — $40,002,425) (Cost — $39,218,000)	39,218,000

	TOTAL INVESTMENTS — 100.0% (Cost — $920,169,995#)	1,228,555,057
See Notes to Schedule of Investments.

Legg Mason Partners Variable Fundamental Value Portfolio
Schedule of Investments (unaudited)(continued)
September 30, 2007

Face
Amount	Security	Value

	Liabilities in Excess of Other Assets — 0.0%	(591,897)

	TOTAL NET ASSETS — 100.0%	$1,227,963,160

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(b)	Illiquid security.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviations used in this schedule:

ADR — American Depositary Receipt
GDR — Global Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Fundamental Value Portfolio (the “Fund”) is a separate diversified series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 30, 2007, the Fund was a separate diversified series of Legg Mason Partners Variable Portfolios II, a Massachusetts business trust registered under the 1940 Act.
Shares of the Fund may only be purchased of redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(d) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$324,724,526
Gross unrealized depreciation	(16,339,464)

Net unrealized appreciation	$308,385,062

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: November 28, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: November 28, 2007

By	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer
Date: November 28, 2007